Schedule of investments

Delaware Growth and Income Fund June 30, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.07%
Communication Services - 11.77%
AT&T	992,400	$30,000,252
Comcast Class A	823,080	32,083,658
Verizon Communications	567,600	31,291,788
Walt Disney	298,509	33,286,738
		126,662,436
Consumer Discretionary - 6.69%
Dollar Tree †	391,900	36,321,292
Lowe’s	264,300	35,712,216
		72,033,508
Consumer Staples - 9.53%
Archer-Daniels-Midland	834,800	33,308,520
Conagra Brands	1,006,200	35,388,054
Mondelez International Class A	661,900	33,842,947
		102,539,521
Energy - 2.70%
ConocoPhillips	690,500	29,014,810
		29,014,810
Financials - 15.17%
Allstate	328,400	31,851,516
American International Group	1,054,800	32,888,664
Bank of New York Mellon	844,300	32,632,195
Marsh & McLennan	317,800	34,122,186
Truist Financial	847,000	31,804,850
		163,299,411
Healthcare - 20.66%
Abbott Laboratories	360,000	32,914,800
Cardinal Health	598,900	31,256,591
Cigna	171,000	32,088,150
CVS Health	552,000	35,863,440
Johnson & Johnson	215,800	30,347,954
Merck & Co.	407,900	31,542,907
Pfizer	866,800	28,344,360
		222,358,202
Industrials - 8.08%
Caterpillar	239,014	30,235,271
Northrop Grumman	98,900	30,405,816
Raytheon Technologies	427,501	26,342,612
		86,983,699
Information Technology - 15.76%
Broadcom	109,400	34,527,734

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Schedule of investments

Delaware Growth and Income Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Cisco Systems	760,900	$35,488,376
Cognizant Technology Solutions Class A	568,085	32,278,590
Intel	546,300	32,685,129
Oracle	626,600	34,632,182
		169,612,011
Materials - 3.26%
DuPont de Nemours	659,500	35,039,235
		35,039,235
Real Estate - 2.60%
Equity Residential	476,400	28,021,848
		28,021,848
Utilities - 2.85%
Edison International	565,300	30,701,443
		30,701,443
Total Common Stock (cost $1,080,527,474)		1,066,266,124

Short-Term Investments – 0.87%
Money Market Mutual Funds - 0.87%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.10%)	1,879,667	1,879,667
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.06%)	1,879,668	1,879,668
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.15%)	1,879,667	1,879,667
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	1,879,667	1,879,667
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.04%)	1,879,667	1,879,667
Total Short-Term Investments (cost $9,398,336)		9,398,336

Total Value of Securities – 99.94%
(cost $1,089,925,810)		1,075,664,460
Receivables and Other Assets Net of Liabilities – 0.06%		646,540
Net Assets Applicable to 92,048,038 Shares Outstanding – 100.00%		$1,076,311,000

† Non-income producing security.

GS – Goldman Sachs

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